Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2014
Prospectus

Pramod Atluri no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (portfolio manager) has managed the fund since December 2004.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is portfolio manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

IGB-15-02  August 14, 2015
1.734043.119

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Institutional Class
October 30, 2014
Prospectus

Pramod Atluri no longer serves as a co-manager of the fund.

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (portfolio manager) has managed the fund since December 2004.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is portfolio manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

AIGBI-15-03  August 14, 2015
1.790651.119

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2014
Prospectus

Pramod Atluri no longer serves as a co-manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Jeffrey Moore (portfolio manager) has managed the fund since December 2004.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Jeffrey Moore is portfolio manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

AIGB-15-02  August 14, 2015
1.777602.124